Schedule of Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Net book value (Other assets)	$ 7,838	$ 8,774	$ 10,672
Current (Accrued expense and other current liabilities)	1,569	1,612	2,153
Noncurrent (Other noncurrent liabilities)	7,583	8,361	9,973
Total operating lease liabilities	9,152	9,973	12,126
Current (Accrued expense and other current liabilities)	149	142	113
Noncurrent (Other noncurrent liabilities)	37	114	203
Total financing lease liabilities	186	256	316
Total lease liabilities	$ 9,338	$ 10,229	$ 12,442
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets